Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($) Customer Supplier	Dec. 31, 2018 USD ($) Customer Supplier
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 1,102,591	$ 2,396,993
Equity interest of individual shareholder's proportionate share	51.00%
Maximum value added tax rate	17.00%
Certificates of deposit and restricted cash on deposit in PRC	$ 6,771,075	4,116,684
Additional lease assets	7,500,000
Additional lease liabilities	$ 7,000,000
Mexico factory [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest percentage	100.00%
Mexico factory [Member]
Summary of Significant Accounting Policies (Textual)
Equity interest of individual shareholder's proportionate share	100.00%
Letters of credit [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 342,158	649,675
Miscellaneous Deposits [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	180,389	308,254
Bank Acceptance Notes Payable [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 580,044	$ 1,439,064
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	18.90%	14.00%
Number of customers | Customer	1	1
Purchases [Member] | Major Supplier One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	10.20%	12.00%
Concentration risk percentage of advanced payments paid to major supplier	23.50%	20.00%
Number of suppliers | Supplier	3	2
Purchases [Member] | Major Supplier Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage of advanced payments paid to major supplier	22.10%	15.00%
Number of suppliers | Supplier	3	2
Purchases [Member] | Major Supplier Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage of advanced payments paid to major supplier	17.80%
Number of suppliers | Supplier	3